Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2017
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	20,140
Less: Accumulated depreciation	(27,321)	(31,942)	(4,641)

Total intangible assets, net	111,307	106,686	15,499

Schedule of estimated amortization expenses

	March 31, 2017
	RMB	US$
Fiscal years ending March 31,
2018	4,621	671
2019	4,621	671
2020	4,621	671
2021	4,621	671
2022	4,621	671
2023 and thereafter	83,581	12,144

Total amortization expenses	106,686	15,499